CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Changes in severance indemnities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CLP ($)
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Variation in the provision due to an increase of up to 100 bps in sensitivity to discount rate	$ (1,003,932)
Variation in the provision for a decrease of up to 100 bps in sensitivity to discount rate	1,136,893
Variation in the provision due to an increase of up to 100 bps in sensitivity to salary increase	1,219,322
Variation in the provision for a decrease of up to 100 bps in sensitivity to salary increase	$ (1,088,738)
Percentage of increase in maximum basis points in discount rate	100.00%
Percentage of decrease in maximum basis points in discount rate	100.00%
Percentage of increase in maximum basis points in salary growth rate	100.00%
Percentage of decrease in maximum basis points in salary growth rate	100.00%